GOODWILL	9 Months Ended
Sep. 30, 2013
GOODWILL [Abstract]
GOODWILL
NOTE 7:-	GOODWILL

The changes in the carrying amount of goodwill for the year ended December 31, 2012 and the nine months ended September 30, 2013 are as follows:

January 1, 2012	$14,593
Functional currency translation adjustments (1) (2) (3)	690

December 31, 2012	$15,283
Functional currency translation adjustments (3)	(222)

September 30, 2013	$15,061

(1)	The allocation period of Nera's acquisition ended in July 2012.
(2)	Adjustment of goodwill related to acquisition of Nera.
(3)
Foreign currency translation differences resulting from goodwill allocated to subsidiaries, whose functional currency has been determined to be other than the U.S. dollar and adjustment related to provisions.